Trade Receivables (Tables) - Trade receivables [member]	12 Months Ended
Mar. 31, 2023
Statement [LineItems]
Summary of Financial Assets
Trade receivables as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Trade accounts and notes receivable	¥793,022	¥900,312
Other	112,591	168,579
Allowance for impairment losses	(8,845)	(8,620)

Total	¥896,768	¥1,060,271

Changes in Allowance for Doubtful Accounts
The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Balance at beginning of year	¥11,302	¥10,521	¥8,845

Remeasurement	¥516	¥260	¥297
Write-offs	(1,312)	(2,648)	(757)
Exchange differences on translating foreign operations	15	712	235

Balance at end of year	¥10,521	¥8,845	¥8,620